Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
C000092484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000127229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000120978
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000115401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000017637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000120977
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000092485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000127230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000127228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Without Sales Load [Member] | C000092484
Average Annual Return [Line Items]
Average Annual Return, Percent	6.77%	3.90%	1.75%
Without Sales Load [Member] | C000127229
Average Annual Return [Line Items]
Average Annual Return, Percent	6.75%	3.91%	1.74%
Without Sales Load [Member] | C000120978
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%	3.72%	2.81%
Without Sales Load [Member] | C000115401
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%	1.79%	1.67%
Without Sales Load [Member] | C000017637
Average Annual Return [Line Items]
Average Annual Return, Percent	7.55%	2.57%	2.44%
Without Sales Load [Member] | C000120977
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	3.45%	2.55%
Without Sales Load [Member] | C000092485
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%	4.18%	2.00%
Without Sales Load [Member] | C000127230
Average Annual Return [Line Items]
Average Annual Return, Percent	5.96%	3.48%	2.56%
Without Sales Load [Member] | C000017638
Average Annual Return [Line Items]
Average Annual Return, Percent	7.76%	2.82%	2.68%
Without Sales Load [Member] | C000127228
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%	2.55%	2.42%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Average Annual Return, Percent	28.19%	15.80%	12.69%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Average Annual Return, Percent	28.19%	15.80%	12.69%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $113,290
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Average Annual Return, Percent	28.19%	15.80%	12.69%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Average Annual Return, Percent	28.19%	15.80%	12.69%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $330,280
Average Annual Return, Percent	28.19%	15.80%	12.69%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $33,028
Average Annual Return, Percent	28.19%	15.80%	12.69%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $115,725
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $115,725
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $113,290
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; height: auto; max-height: none; min-height: 0px;">®</sup> Index $330,280
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $115,725
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $113,290
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,572
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,329